Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Assets held in trust account	$ 301,732	$ 297,614	$ 3,666,439
Cash deposited to trust account to refund over withdrawal	2,869,660	2,674,222
Cash deposited to the Trust Account to Refund the Over Withdrawal	328,000	328,000
Trust Account [Member]
Fair Value Measurements [Line Items]
Cash deposited to trust account to refund over withdrawal		2,869,660	2,674,222
Money Market Funds [Member]
Fair Value Measurements [Line Items]
Assets held in trust account	$ 301,732	$ 297,614	$ 3,666,439